Investments in Affiliates (Details) - Schedule of statements of financial position - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of statements of financial position [Abstract]
Total assets	¥ 13,490,270	¥ 19,630,092
Total liabilities	¥ 9,510,013	¥ 16,339,829